Average Annual Total Returns (Vanguard Massachusetts Tax-Exempt Fund, Vanguard Massachusetts Tax-Exempt Fund - Investor Shares)	12 Months Ended
Nov. 30, 2011
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.41%
Five Years	4.69%
Ten Years	4.97%
Inception Date	Dec. 09, 1998
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.41%
Five Years	4.69%
Ten Years	4.97%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	8.07%
Five Years	4.58%
Ten Years	4.87%
Barclays Capital Municipal Bond Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.70%
Five Years	5.22%
Ten Years	5.38%
Barclays Capital MA Municipal Bond Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.52%
Five Years	5.58%
Ten Years	none
Spliced MA Tax-Exempt Index
Average Annual Returns for Periods Ended December 31, 2011
One Year	10.52%
Five Years	5.58%
Ten Years	5.50%